Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,
	2020	2019

	(USD in thousands)
Cash and cash equivalents	$5,834	$9,559
Total cash and cash equivalents	$5,834	$9,559

Schedule of Changes in net working capital

	2020	2019	2018

	(USD in thousands)
Changes in receivables and tax receivables	$(2,501)	$(337)	$443
Changes in trade payables	1,798	507	79
Changes in other payables	918	403	459
Changes in net working capital	$215	$573	$981

Schedule of adjustments for non-cash items

	Year Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Income taxes	$(1,557)	$(825)	$(735)
Tax credit schemes accounted for as grants	(510)	—	—
Depreciation and amortization	105	81	74
Interest income	—	(9)	(2)
Interest expense	30	39	15
Share-based compensation expenses	3,408	2,362	2,069
Change in fair value of convertible debt instruments	—	1,183	684
Other adjustments: Other adjustments, primarily exchange rate adjustments	107	114	18
Total adjustments for non-cash items	$1,583	$2,945	$2,123

Schedule of reconciliation of liabilities from financing activities

	December 31,		Accumulated		Exchange rate	December 31,
(USD in thousands)	2019	Cash flows	interest	Additions	adjustment	2020
Lease liabilities	$36	$(74)	$1	$54	$3	$20
Total liabilities from financing activities	$36	$(74)	$1	$54	$3	$20

	December 31,		Accumulated	Fair value			Exchange rate	December 31,
(USD in thousands)	2018	Cash flows	interest	adjustment	Additions	Conversion	adjustment	2019
Lease liabilities	$99	$(75)	$2	$—	$12	$—	$(2)	$36
Convertible debt instruments	8,569	152	—	1,183	—	(9,695)	(209)	—
Total liabilities from financing activities	$8,668	$77	$2	$1,183	$12	$(9,695)	$(211)	$36